Share-based payments (Details 4) - Drl Two Thousand Eighteen Plan [Member]	12 Months Ended
	Mar. 31, 2024 a ₨ / shares	Mar. 31, 2024 Number a ₨ / shares	Mar. 31, 2024 a ₨ / shares	Mar. 31, 2024 a mo ₨ / shares	Mar. 31, 2023 a ₨ / shares	Mar. 31, 2023 Number a ₨ / shares	Mar. 31, 2023 a ₨ / shares	Mar. 31, 2023 a mo ₨ / shares	Mar. 31, 2022 Number mo ₨ / shares
Statement [Line Items]
Shares arising out of options, Outstanding at the beginning of the year		366,877	366,877			251,035
Shares arising out of options, Granted during the year | Number		161,908				189,289
Shares arising out of options, Expired/forfeited during the year | Number		(29,979)				(24,152)
Shares arising out of options, Exercised during the year | Number		(81,353)				(49,295)
Shares arising out of options, Outstanding at the end of the year			417,453			366,877	366,877		251,035
Shares arising out of options, Exercisable at the end of the year | a	77,222	77,222	77,222	77,222	104,920	104,920	104,920	104,920
Weighted average exercise price, Outstanding at the beginning of the year	₨ 3,574.91				₨ 3,170.57
Weighted average exercise price, Granted during the year	4,934.54				3,931.91
Weighted average exercise price, Expired/forfeited during the year	3,953.2				3,510.83
Weighted average exercise price, Exercised during the year	3,118.47				2,918.78
Weighted average exercise price, Outstanding at the end of the year	4,164.02				3,574.91				₨ 3,170.57
Weighted average exercise price, Exercisable at the end of the year	₨ 3,168.59	₨ 3,168.59	₨ 3,168.59	₨ 3,168.59	₨ 3,002.16	₨ 3,002.16	₨ 3,002.16	₨ 3,002.16
Weighted average remaining useful life, Outstanding at the beginning of the year			69	69				64
Weighted average remaining useful life, Granted during the year | mo				96				95
Weighted average remaining useful life, Outstanding at the end of the year			70				69	69	64
Weighted average remaining useful life, Exercisable at the end of the year | a	36	36	36	36	43	43	43	43
Bottom of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year	₨ 2,607				₨ 2,607
Range of exercise prices, Granted during the year	4,907				3,905.8
Range of exercise prices, Expired/forfeited during the year	2,607				2,607
Range of exercise prices, Exercised during the year	2,607				2,607
Range of exercise prices, Outstanding at the end of the year	2,607				2,607				₨ 2,607
Range of exercise prices, Exercisable at the end of the year	2,607	₨ 2,607	₨ 2,607	₨ 2,607	2,607	₨ 2,607	₨ 2,607	₨ 2,607
Top of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year	5,301				5,301
Range of exercise prices, Granted during the year	5,514				4,338
Range of exercise prices, Expired/forfeited during the year	5,301				5,310
Range of exercise prices, Exercised during the year	5,301				3,679
Range of exercise prices, Outstanding at the end of the year	5,514				5,301				₨ 5,301
Range of exercise prices, Exercisable at the end of the year	₨ 5,301	₨ 5,301	₨ 5,301	₨ 5,301	₨ 5,301	₨ 5,301	₨ 5,301	₨ 5,301